BROOKFIELD REAL ASSETS INCOME FUND INC.
Schedule of Investments (Unaudited)
September 30, 2024
	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 0.1%
U.S. Government Agency Collateralized Mortgage Obligations – 0.0%
Federal National Mortgage Association
6.85%, 1997-79, Class PL, 12/18/2027	USD 15,325	$15,742
U.S. Government Agency Pass-Through Certificates – 0.1%
Federal Home Loan Mortgage Corporation
7.00%, Pool C69047, 06/01/2032	110,856	117,451
8.00%, Pool C56878, 08/01/2031	29,049	30,370
8.00%, Pool C59641, 10/01/2031	24,262	25,368
8.50%, Pool C55167, 07/01/2031	25,924	26,824
8.50%, Pool C55169, 07/01/2031	34,630	36,443
Federal National Mortgage Association
7.00%, Pool 645912, 06/01/2032	104,216	110,038
7.00%, Pool 645913, 06/01/2032	107,577	113,339
7.00%, Pool 650131, 07/01/2032	115,345	122,291
7.50%, Pool 545990, 04/01/2031	57,571	59,609
7.50%, Pool 255053, 12/01/2033	33,983	36,507
7.50%, Pool 735576, 11/01/2034	66,009	69,939
7.50%, Pool 896391, 06/01/2036	68,016	71,451
8.00%, Pool 458132, 03/15/2031	98	98
8.00%, Pool 735800, 01/01/2035	93,779	102,391
8.50%, Pool 636449, 04/01/2032	90,240	97,174
9.00%, Pool 545436, 10/01/2031	73,502	80,795
Total U.S. Government Agency Pass-Through Certificates		1,100,088
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,060,536)		1,115,830
SECURITIZED CREDIT – 41.6%
Commercial Mortgage-Backed Securities – 8.9%
ACAM Ltd.
7.96%, 2019-FL1, Class D (1 mo. Term SOFR + 2.86%, 2.75% Floor), 11/17/2034(a)(b)(c)	1,902,000	1,864,845
8.21%, 2019-FL1, Class E (1 mo. Term SOFR + 3.11%, 3.00% Floor), 11/17/2034(a)(b)(c)	2,098,000	1,975,955
ACRES Commercial Realty Ltd.
7.85%, 2021-FL1, Class D (1 mo. Term SOFR + 2.76%, 2.76% Floor), 06/15/2036(a)(b)(c)	1,000,000	958,888
BAMLL Commercial Mortgage Securities Trust
10.21%, 2021-JACX, Class F (1 mo. Term SOFR + 5.11%, 5.00% Floor), 09/15/2038(a)(c)	5,000,000	3,916,050
Banc of America Re-Remic Trust
8.70%, 2024-BHP, Class C (1 mo. Term SOFR + 3.60%, 3.60% Floor), 08/15/2039(a)(c)	1,000,000	999,988
BBCMS Mortgage Trust
10.01%, 2021-AGW, Class G (1 mo. Term SOFR + 4.91%, 4.80% Floor), 06/15/2036(a)(c)	4,000,000	2,989,000
Beast Mortgage Trust
9.66%, 2021-1818, Class F (1 mo. Term SOFR + 4.56%, 4.70% Floor), 03/15/2036(a)(c)	1,250,000	725,628
Benchmark Mortgage Trust
3.24%, 2018-B6, Class E, 10/10/2051(a)(d)	2,000,000	1,059,393
BWAY Mortgage Trust
5.03%, 2022-26BW, Class E, 02/10/2044(a)(b)(d)	3,000,000	2,038,268
BX Trust
7.46%, 2021-ARIA, Class E (1 mo. Term SOFR + 2.36%, 2.25% Floor), 10/15/2036(a)(c)	1,000,000	972,863
9.24%, 2021-SDMF, Class J (1 mo. Term SOFR + 4.15%, 4.03% Floor), 09/15/2034(a)(c)	4,709,603	4,457,402
Citigroup Commercial Mortgage Trust
9.86%, 2021-KEYS, Class G (1 mo. Term SOFR + 4.76%, 4.65% Floor), 10/15/2036(a)(c)	3,500,000	3,416,624
Federal Home Loan Mortgage Corp.
4.48%, K-152, Class X3, 11/25/2055(d)	5,250,000	1,422,470
FS Rialto
7.95%, 2019-FL1, Class C (1 mo. Term SOFR + 2.61%, 2.50% Floor), 12/16/2036(a)(b)(c)	2,000,000	1,973,497
GS Mortgage Securities Trust
2.57%, 2020-GC47, Class F, 05/12/2053(a)(d)	3,500,000	1,833,014
Hilton USA Trust
4.12%, 2016-SFP, Class C, 11/05/2035(a)	581,000	290,500
4.33%, 2016-HHV, Class E, 11/05/2038(a)(d)	11,000,000	10,579,857
4.93%, 2016-SFP, Class D, 11/05/2035(a)	1,929,000	848,760
5.52%, 2016-SFP, Class E, 11/05/2035(a)	1,300,000	132,032
JP Morgan Chase Commercial Mortgage Securities Trust
6.56%, 2007-LD12, Class AJ, 02/15/2051(d)	24,495	24,710
7.05%, 2007-C1, Class AJ, 02/15/2051(d)	717,900	701,075
7.06%, 2008-C2, Class AM, 02/12/2051(d)	4,775,465	2,554,886
10.06%, 2021-1440, Class F (1 mo. Term SOFR + 4.96%, 4.85% Floor), 03/15/2036(a)(c)(e)	2,586,000	1,482,037
KIND Trust
8.46%, 2021-KIND, Class E (1 mo. Term SOFR + 3.36%, 3.25% Floor), 08/15/2038(a)(c)	1,487,782	1,458,086
9.16%, 2021-KIND, Class F (1 mo. Term SOFR + 4.06%, 3.95% Floor), 08/15/2038(a)(c)	3,331,912	3,265,274
Last Mile Securities
8.55%, 2021-1A, Class F (3 mo. EURIBOR + 5.00%, 5.00% Floor, 9.00% Cap), 08/17/2031(a)(b)(c)	EUR 2,037,581	2,192,027
Morgan Stanley ABS Capital I, Inc.
3.95%, 2024-NSTB, Class D, 09/24/2057(a)(d)	USD 1,000,000	886,901
Morgan Stanley Capital I Trust
2.73%, 2017-HR2, Class D, 12/15/2050	3,000,000	2,518,932
Taurus CMBS
7.33%, 2021-UK5, Class E (SONIA + 2.35%, 0.00% Floor), 05/17/2031(b)(c)	GBP 861,000	1,151,116
8.08%, 2021-UK4X, Class E (SONIA + 3.10%, 3.10% Floor), 08/17/2031(b)(c)	644,923	832,053
TPG Real Estate Finance Issuer Ltd.
9.55%, 2021-FL4, Class E (1 mo. Term SOFR + 4.46%, 4.35% Floor), 03/15/2038(a)(b)(c)	USD 4,000,000	3,712,674
TTAN
9.41%, 2021-MHC, Class G (1 mo. Term SOFR + 4.31%, 4.20% Floor), 03/15/2038(a)(c)	3,857,883	3,831,374
UK Logistics DAC
8.98%, 2024-1A, Class D (SONIA + 4.00%, 4.00% Floor), 05/17/2034(a)(b)(c)	GBP 504,000	675,503
9.98%, 2024-1A, Class E (SONIA + 5.00%, 5.00% Floor), 05/17/2034(a)(b)(c)	1,874,000	2,497,268
VMC Finance LLC
8.63%, 2021-FL4, Class D (1 mo. Term SOFR + 3.61%, 3.06% Floor), 06/16/2036(a)(c)	USD 893,000	812,137
9.08%, 2021-FL4, Class E (1 mo. Term SOFR + 4.06%, 3.61% Floor), 06/16/2036(a)(c)	3,107,000	2,701,080
Wachovia Bank Commercial Mortgage Trust
5.79%, 2006-C28, Class E, 10/15/2048(d)	841,417	838,854
Total Commercial Mortgage-Backed Securities		74,591,021
Commercial Real Estate – 2.1%
111 Wall Street
13.62% (1 mo. LIBOR US + 9.25%), 07/01/2025, (Acquired 06/09/2021 - 06/07/2023, cost $4,450,072)(c)(e)(f)	4,458,780	2,474,623
18.00%, 12/31/2024(e)	474,399	722,510
125 West End Office Mezz LLC
15.35% (1 mo. Term SOFR + 10.50%), 03/12/2026, (Acquired 03/11/2021 - 09/04/2024, cost $3,556,801)(c)(e)(f)	3,574,741	3,574,741
575 Lexington Junior Mezz
29.85% (1 mo. LIBOR US + 25.00%), 06/18/2025, (Acquired 03/17/2021 - 05/15/2024, cost $4,820,542)(c)(e)(f)	6,551,734	3,990,006
575 Lexington Senior Mezz
10.75%, 06/18/2025, (Acquired 09/20/2023 - 09/26/2024, cost $1,953,858)(e)(f)	1,953,858	1,953,858
Hyatt Lost Pines
9.41% (1 mo. Term SOFR + 6.70%), 09/09/2025, (Acquired 09/17/2021, cost $4,997,453)(c)(e)(f)	5,000,000	5,000,000
Total Commercial Real Estate		17,715,738
Interest-Only Securities – 0.2%
Government National Mortgage Association
0.41%, 2010-132, Class IO, 11/16/2052(g)	182,112	464
JP Morgan Mortgage Trust
0.21%, 2014-5, Class AX4, 10/25/2029(a)(g)	1,353,495	3,027
0.23%, 2021-INV1, Class AX1, 10/25/2051(a)(g)	43,787,870	496,620
0.25%, 2015-4, Class 2X1, 06/25/2045(a)(g)	34,268,697	259,575
Mello Mortgage Capital Acceptance
0.11%, 2021-INV1, Class AX1, 06/25/2051(a)(g)	46,474,668	254,407
Morgan Stanley Capital I Trust
1.25%, 2016-UBS9, Class XE, 03/15/2049(a)(g)	14,999,000	227,773
Vendee Mortgage Trust
0.00%, 1997-2, Class IO, 06/15/2027(g)	1,144,533	1
Total Interest-Only Securities		1,241,867
Other – 1.3%
FIGRE Trust
6.53%, 2024-HE3, Class D, 07/25/2054(a)(g)	1,000,000	1,025,966
6.81%, 2024-HE4, Class E, 09/25/2054(a)(g)	500,000	500,434
7.55%, 2024-HE3, Class E, 07/25/2054(a)(g)	500,000	516,665
8.48%, 2024-HE4, Class F, 09/25/2054(a)(g)	500,000	500,720
9.26%, 2024-HE3, Class F, 07/25/2054(a)(g)	500,000	509,114
Lehman ABS Manufactured Housing Contract Trust
6.63%, 2001-B, Class M1, 04/15/2040(g)	2,014,463	1,999,780
Mid-State Trust X
7.54%, 10, Class B, 02/15/2036	968,510	978,195
Oakwood Mortgage Investors, Inc.
6.81%, 2001-E, Class A4, 12/15/2031	2,072,676	2,036,298
6.93%, 2001-D, Class A4, 09/15/2031(g)	444,951	214,587
Progress Residential Trust
4.50%, 2023-SFR2, Class D, 10/17/2040(a)	2,500,000	2,409,931
Total Other		10,691,690
Residential Mortgage-Backed Securities – 29.1%
Alternative Loan Trust
0.38%, 2006-41CB, Class 1A14 (-1 x 1 mo. Term SOFR + 5.24%, 5.35% Cap), 01/25/2037(c)(h)	6,095,607	785,576
4.87%, 2005-84, Class 2A1, 02/25/2036(d)	8,174,908	7,795,455
5.25%, 2007-OA3, Class 1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor), 04/25/2047(c)	5,427,151	4,758,509
5.37%, 2007-2CB, Class 2A11 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 5.75% Cap), 03/25/2037(c)	2,280,472	820,930
5.39%, 2007-HY6, Class A1 (1 mo. Term SOFR + 0.53%, 0.42% Floor), 08/25/2047(c)	1,889,986	1,608,376
5.47%, 2005-10CB, Class 1A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap), 05/25/2035(c)	1,123,695	850,263
5.47%, 2007-16CB, Class 4A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 08/25/2037(c)	3,475,414	2,172,674
5.67%, 2006-19CB, Class A9 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 6.00% Cap), 08/25/2036(c)	1,752,156	759,420
5.75%, 2007-12T1, Class A22, 06/25/2037	1,653,288	731,522
5.75%, 2007-15CB, Class A2, 07/25/2037(b)	1,586,421	939,452
6.00%, 2006-29T1, Class 2A5, 10/25/2036	1,074,934	596,065
6.00%, 2006-41CB, Class 1A7, 01/25/2037(b)	12,146,853	6,237,426
6.00%, 2006-45T1, Class 2A5, 02/25/2037	2,008,569	1,121,493
6.50%, 2006-29T1, Class 2A6, 10/25/2036	1,686,824	992,333
8.52%, 2006-23CB, Class 2A7 (-4 x 1 mo. Term SOFR + 27.94%, 28.40% Cap), 08/25/2036(c)(h)	1,189,966	776,519
23.85%, 2006-29T1, Class 3A3 (-10 x 1 mo. Term SOFR + 77.24%, 78.40% Cap), 10/25/2036(c)(h)	633,328	968,175
Bellemeade Re Ltd.
8.43%, 2021-3A, Class M2 (30 day avg SOFR US + 3.15%, 3.15% Floor), 09/25/2031(a)(b)(c)	1,389,000	1,429,883
9.23%, 2024-1, Class M1C (30 day avg SOFR US + 3.95%, 3.90% Floor), 08/25/2034(a)(b)(c)	1,000,000	1,009,997
BRAVO Residential Funding Trust
5.50%, 2022-NQM3, Class A3, 07/25/2062(a)(d)	1,522,183	1,514,948
7.46%, 2023-NQM5, Class B1, 06/25/2063(a)(d)	1,000,000	998,387
Cascade Funding Mortgage Trust
3.00%, 2024-HB13, Class M2, 05/25/2034(a)(d)	1,100,000	984,060
Chase Mortgage Finance Trust
4.68%, 2007-A1, Class 11M1, 03/25/2037(d)	1,671,955	1,547,435
4.71%, 2005-A2, Class 3A2, 01/25/2036(d)	629,164	547,148
CHL Mortgage Pass-Through Trust
5.50%, 2007-5, Class A29, 05/25/2037	154,322	71,329
5.62%, 2006-20, Class 1A18 (1 mo. Term SOFR + 0.76%, 0.65% Floor, 6.00% Cap), 02/25/2037(c)	3,617,316	1,287,400
6.00%, 2004-21, Class A10, 11/25/2034	34,733	34,747
6.00%, 2007-18, Class 1A1, 11/25/2037	149,707	66,512
CHNGE Mortgage Trust
3.99%, 2022-1, Class M1, 01/25/2067(a)(d)	2,700,000	2,262,211
4.54%, 2022-1, Class B1, 01/25/2067(a)(d)	2,500,000	2,273,200
4.62%, 2022-2, Class B1, 03/25/2067(a)(d)	3,000,000	2,658,485
8.18%, 2023-2, Class M1, 06/25/2058(a)(d)	3,500,000	3,694,992
8.44%, 2023-4, Class M1, 09/25/2058(a)(b)(d)	1,641,000	1,701,755
Citicorp Mortgage Securities Trust
5.87%, 2006-5, Class 1A11 (1 mo. Term SOFR + 1.01%, 0.90% Floor, 7.00% Cap), 10/25/2036(c)	284,975	226,813
Citigroup Mortgage Loan Trust
4.93%, 2007-AR5, Class 1A2A, 04/25/2037(d)	316,109	294,180
6.10%, 2009-8, Class 2A2, 04/25/2037(a)(d)	4,172,210	2,078,986
CWABS Asset-Backed Certificates
3.96%, 2006-13, Class 1AF4, 01/25/2037(d)	560,294	540,583
Deephaven Residential Mortgage Trust
4.30%, 2022-2, Class B1, 03/25/2067(a)(d)	3,000,000	2,478,271
Eagle Re Ltd.
9.23%, 2023-1, Class M1B (30 day avg SOFR US + 3.95%, 3.95% Floor), 09/26/2033(a)(b)(c)	5,000,000	5,090,185
Ellington Financial Mortgage Trust
7.17%, 2024-INV2, Class B1, 10/25/2069(a)(d)	1,000,000	999,946
FIGRE Trust
6.63%, 2024-HE2, Class B, 05/25/2054(a)(d)	919,691	947,338
6.72%, 2024-HE2, Class C, 05/25/2054(a)(d)	459,846	473,515
7.20%, 2024-HE2, Class D, 05/25/2054(a)(d)	500,000	520,345
8.20%, 2024-HE2, Class E, 05/25/2054(a)(d)	500,000	521,143
9.79%, 2024-HE2, Class F, 05/25/2054(a)(d)	500,000	531,193
First Horizon Alternative Mortgage Securities Trust
5.50%, 2005-FA8, Class 1A6 (1 mo. Term SOFR + 0.76%, 0.65% Floor, 5.50% Cap), 11/25/2035(c)	1,050,721	416,788
Freddie Mac Seasoned Credit Risk Transfer Trust
4.25%, 2021-1, Class M, 09/25/2060(a)	2,000,000	1,924,303
4.50%, 2019-4, Class M, 02/25/2059(a)(d)	1,617,000	1,530,251
4.50%, 2022-1, Class M, 11/25/2061(a)(d)	3,000,000	2,617,726
FREED Mortgage Trust
6.55%, 2024-HE1, Class C, 05/25/2039(a)	924,099	905,992
GCAT Trust
5.73%, 2022-NQM4, Class A2, 08/25/2067(a)(b)(i)	1,229,345	1,233,876
5.75%, 2022-NQM4, Class M1, 08/25/2067(a)(d)	250,000	250,921
GMACM Home Equity Loan Trust
5.47%, 2005-HE3, Class A2 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 14.00% Cap), 02/25/2036(b)(c)	805,533	767,536
6.05%, 2007-HE2, Class A2, 12/25/2037(d)	261,869	254,416
6.19%, 2007-HE2, Class A3, 12/25/2037(d)	504,469	491,245
GSAMP Trust
5.69%, 2006-NC2, Class A2C (1 mo. Term SOFR + 0.41%, 0.30% Floor), 06/25/2036(c)	431,301	242,630
GSR Mortgage Loan Trust
4.59%, 2006-AR1, Class 2A4, 01/25/2036(d)	1,854,792	1,664,092
5.27%, 2007-1F, Class 4A1 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 7.00% Cap), 01/25/2037(c)	5,627,147	1,171,443
Home Equity Asset Trust
5.69%, 2006-7, Class 2A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor), 01/25/2037(c)	3,432,474	2,944,729
Home RE Ltd.
8.08%, 2021-2, Class M1C (30 day avg SOFR US + 2.80%), 01/25/2034(a)(c)	3,351,777	3,377,221
8.53%, 2021-2, Class M2 (30 day avg SOFR US + 3.25%), 01/25/2034(a)(c)	5,331,000	5,394,982
Imperial Fund Mortgage Trust
5.39%, 2022-NQM5, Class A1, 08/25/2067(a)(i)	585,899	584,694
6.12%, 2022-NQM5, Class A2, 08/25/2067(a)(i)	390,600	391,076
6.25%, 2022-NQM5, Class M1, 08/25/2067(a)(i)	1,026,000	1,025,815
Indymac INDA Mortgage Loan Trust
4.01%, 2007-AR1, Class 1A1, 03/25/2037(d)	601,818	469,621
5.51%, 2007-AR3, Class 1A1, 07/25/2037(d)	1,454,815	1,218,557
Irwin Home Equity Loan Trust
6.27%, 2006-1, Class 2A3, 09/25/2035(a)(i)	188,045	186,089
JP Morgan Mortgage Trust
2.98%, 2021-INV1, Class B5, 10/25/2051(a)(b)(d)	827,000	329,448
4.79%, 2007-A2, Class 3A2, 04/25/2037(d)	3,603,659	2,930,135
5.66%, 2003-A1, Class B4, 10/25/2033(d)	82,607	57,286
5.94%, 2003-A2, Class B4, 11/25/2033(d)	73,205	1
7.85%, 2023-HE3, Class M2 (30 day avg SOFR US + 2.50%), 05/25/2054(a)(c)	1,695,000	1,711,328
9.22%, 2024-CES1, Class B2, 06/25/2054(a)(d)	1,101,000	1,117,715
JPMorgan Chase Bank NA
6.83%, 2021-CL1, Class M2 (30 day avg SOFR US + 1.55%), 03/25/2051(a)(c)	145,158	139,719
7.07%, 2019-CL1, Class M3 (1 mo. Term SOFR + 2.21%, 2.10% Floor), 04/25/2047(a)(c)	154,358	155,733
8.32%, 2020-CL1, Class M3 (1 mo. Term SOFR + 3.46%), 10/25/2057(a)(c)	146,812	149,619
9.32%, 2020-CL1, Class M4 (1 mo. Term SOFR + 4.46%), 10/25/2057(a)(c)	168,750	172,185
10.57%, 2020-CL1, Class M5 (1 mo. Term SOFR + 5.71%), 10/25/2057(a)(c)	972,274	990,562
MASTR Asset Backed Securities Trust
5.59%, 2006-NC3, Class A3 (1 mo. Term SOFR + 0.31%, 0.20% Floor), 10/25/2036(c)	2,506,032	1,228,772
5.71%, 2006-NC3, Class A4 (1 mo. Term SOFR + 0.43%, 0.32% Floor), 10/25/2036(c)	4,227,985	2,073,580
5.87%, 2006-NC2, Class A5 (1 mo. Term SOFR + 0.59%, 0.48% Floor), 08/25/2036(c)	360,462	132,027
Mello Mortgage Capital Acceptance
2.59%, 2021-INV1, Class B6, 06/25/2051(a)(d)	352,021	129,192
2.96%, 2021-INV1, Class B4, 06/25/2051(a)(b)(d)	600,785	406,601
MFA Trust
3.29%, 2021-INV1, Class B1, 01/25/2056(a)(d)	700,000	651,344
Morgan Stanley Residential Mortgage Loan Trust
6.51%, 2024-NQM3, Class B1A, 07/25/2069(a)(d)	1,000,000	998,500
New York Mortgage Trust, Inc.
6.81%, 2024-BPL2, Class A2, 05/25/2039(a)(i)	1,000,000	974,904
6.90%, 2024-BPL3, Class M1, 09/25/2039(a)(d)	1,500,000	1,499,991
7.15%, 2024-BPL1, Class A1, 02/25/2029(a)(i)	2,000,000	2,018,080
Nomura Resecuritization Trust
2.71%, 2014-1R, Class 2A11 (1 mo. Term SOFR + 0.24%, 0.13% Floor), 02/26/2037(a)(c)	20,811,371	16,548,286
4.31%, 2015-11R, Class 4A5, 06/26/2037(a)(d)	2,892,045	2,494,753
4.42%, 2015-1R, Class 3A7, 03/26/2037(a)(d)	4,005,276	2,365,676
6.14%, 2015-1R, Class 4A7, 12/26/2037(a)(d)	1,017,045	937,601
NRZ Excess Spread-Collateralized Notes
2.98%, 2021-FNT1, Class A, 03/25/2026(a)	163,640	157,932
3.10%, 2021-FHT1, Class A, 07/25/2026(a)	636,762	612,088
3.23%, 2021-FNT2, Class A, 05/25/2026(a)	344,342	332,380
4.21%, 2020-FHT1, Class A, 11/25/2025(a)	690,028	677,900
NYMT Loan Trust
8.41%, 2024-BPL2, Class M, 05/25/2039(a)	1,919,000	1,909,543
Oaktown Re Ltd.
8.63%, 2021-2, Class M1C (30 day avg SOFR US + 3.35%, 3.35% Floor), 04/25/2034(a)(c)	3,769,000	3,829,632
Option One Mortgage Loan Trust
5.66%, 2007-FXD1, Class 3A6, 01/25/2037(i)	119,266	110,774
PRKCM Trust
6.09%, 2022-AFC2, Class B1, 08/25/2057(a)(d)	3,000,000	2,955,492
7.09%, 2023-AFC2, Class A3, 06/25/2058(a)	3,017,637	3,048,017
7.52%, 2023-AFC1, Class B1, 02/25/2058(a)(d)	1,000,000	992,297
7.79%, 2024-HOME1, Class B1, 05/25/2059(a)(d)	1,000,000	999,652
7.85%, 2023-AFC3, Class B1, 09/25/2058(a)(d)	4,128,000	4,112,469
7.88%, 2023-AFC2, Class M1, 06/25/2058(a)	750,000	768,007
8.06%, 2024-AFC1, Class B1, 03/25/2059(a)(d)	1,638,000	1,642,785
8.21%, 2023-AFC2, Class B1, 06/25/2058(a)(d)	3,000,000	3,000,058
Progress Residential Trust
3.40%, 2024-SFR2, Class E1, 04/17/2041(a)(d)	2,100,000	1,900,975
PRPM LLC
3.72%, 2022-1, Class A1, 02/25/2027(a)(i)	1,049,815	1,038,421
4.00%, 2024-RCF1, Class M1, 01/25/2054(a)(i)	1,000,000	932,700
4.79%, 2021-5, Class A1, 06/25/2026(a)(i)	596,365	584,718
4.83%, 2021-10, Class A2, 10/25/2026(a)(i)	3,000,000	2,955,358
4.87%, 2021-3, Class A1, 04/25/2026(a)(i)	249,719	246,088
5.00%, 2022-2, Class A1, 03/25/2027(a)(i)	2,233,406	2,218,264
5.36%, 2020-6, Class A1, 11/25/2025(a)(i)	430,879	427,309
6.29%, 2022-1, Class A2, 02/25/2027(a)(i)	500,000	493,130
6.72%, 2021-5, Class A2, 06/25/2026(a)(i)	2,550,125	2,468,736
7.55%, 2024-NQM1, Class B1, 12/25/2068(a)(d)	2,000,000	1,999,677
7.70%, 2020-6, Class A2, 11/25/2025(a)(i)	1,444,846	1,427,484
7.83%, 2024-NQM2, Class B1, 06/25/2069(a)(d)	1,500,000	1,526,449
Radnor RE Ltd.
8.43%, 2021-1, Class M2 (30 day avg SOFR US + 3.15%, 3.15% Floor), 12/27/2033(a)(c)	1,443,000	1,459,365
RALI Trust
5.71%, 2007-QO3, Class A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor), 03/25/2047(c)	1,042,911	951,310
6.00%, 2006-QS3, Class 1A10, 03/25/2036	1,396,051	1,234,305
6.01%, 2006-QO7, Class 2A1 (12 Month US Treasury Average + 0.85%, 0.85% Floor), 09/25/2046(c)	5,068,150	4,302,938
11.15%, 2006-QS14, Class A30 (-13 x 1 mo. Term SOFR + 79.76%, 81.25% Cap), 11/25/2036(c)(h)	44,004	81,644
RCKT Mortgage Trust
7.01%, 2024-CES3, Class M2, 05/25/2044(a)(d)	2,000,000	2,085,808
RFMSI Trust
5.50%, 2007-S3, Class 1A5, 03/25/2037	1,101,323	806,404
Rithm Capital Corp.
5.44%, 2020-FNT1, Class A, 06/25/2025(a)	778,677	773,828
6.61%, 2024-NQM2, Class B1, 09/25/2064(a)(d)	500,000	499,576
9.29%, 2024-RTL1, Class M1, 03/25/2039(a)(d)	2,500,000	2,534,889
Santander Holdings USA, Inc.
9.43%, 2023-MTG1, Class M1 (30 day avg SOFR US + 4.15%, 2.50% Floor), 02/26/2052(a)(c)	5,115,258	5,422,125
Securitized Asset Backed Receivables LLC Trust
5.27%, 2007-NC1, Class A2B (1 mo. Term SOFR + 0.41%, 0.30% Floor), 12/25/2036(c)	3,206,309	1,612,468
5.69%, 2006-NC3, Class A2B (1 mo. Term SOFR + 0.41%, 0.30% Floor), 09/25/2036(c)	5,113,794	1,770,270
STAR Trust
8.06%, 2021-SFR2, Class F (1 mo. Term SOFR + 2.96%, 2.85% Floor), 01/17/2039(a)(c)	3,000,000	2,927,701
8.80%, 2022-SFR3, Class E2 (1 mo. Term SOFR + 3.70%, 3.70% Floor), 05/17/2039(a)(c)	3,750,000	3,732,142
Toorak Mortgage Trust
9.16%, 2024-RRTL1, Class M1, 02/25/2039(a)(d)	1,500,000	1,521,128
Towd Point Mortgage Trust
6.86%, 2024-CES1, Class M2, 01/25/2064(a)(d)	1,000,000	1,040,628
Tricon American Homes
4.88%, 2020-SFR1, Class F, 07/17/2038(a)	2,382,000	2,351,858
Verus Securitization Trust
5.82%, 2022-INV1, Class M1, 08/25/2067(a)(d)	500,000	498,636
5.83%, 2022-INV1, Class A3, 08/25/2067(a)(i)	397,969	397,096
6.67%, 2024-1, Class M1, 01/25/2069(a)(d)	1,000,000	1,017,507
7.08%, 2023-INV2, Class A3, 08/25/2068(a)(i)	95,276	96,891
7.35%, 2023-INV2, Class M1, 08/25/2068(a)(d)	121,000	124,270
7.40%, 2023-4, Class M1, 05/25/2068(a)(d)	1,500,000	1,529,474
7.54%, 2023-2, Class B1, 03/25/2068(a)(d)	1,000,000	991,461
7.86%, 2024-2, Class B1, 02/25/2069(a)(d)	1,000,000	1,010,206
7.91%, 2024-1, Class B1, 01/25/2069(a)(d)	500,000	503,064
8.09%, 2024-INV1, Class B1, 03/25/2069(a)(d)	1,000,000	1,013,762
8.12%, 2023-INV2, Class B1, 08/25/2068(a)(d)	100,000	102,216
8.14%, 2023-4, Class B1, 05/25/2068(a)(d)	2,000,000	2,002,660
Washington Mutual Mortgage Pass-Through Certificates Trust
4.09%, 2007-HY5, Class 3A1, 05/25/2037(d)	533,641	477,849
4.28%, 2007-HY5, Class 1A1, 05/25/2037(d)	1,607,177	1,458,409
4.37%, 2007-HY1, Class 4A1, 02/25/2037(d)	4,591,156	4,270,317
5.19%, 2007-HY3, Class 4A1, 03/25/2037(d)	4,678,415	4,231,125
Wells Fargo Mortgage Backed Securities Trust
6.29%, 2006-AR1, Class 2A5, 03/25/2036(d)	877,817	825,652
6.94%, 2006-AR12, Class 2A1, 09/25/2036(d)	593,096	569,128
Western Alliance Bancorp
9.38%, 2021-CL2, Class M3 (30 day avg SOFR US + 4.10%), 07/25/2059(a)(c)	921,190	916,404
10.63%, 2021-CL2, Class M4 (30 day avg SOFR US + 5.35%, 0.00% Floor), 07/25/2059(a)(c)	1,584,145	1,617,411
Woodward Capital Management
7.98%, 2023-CES1, Class M2, 06/25/2043(a)(d)	965,000	989,171
8.18%, 2023-CES2, Class M2, 09/25/2043(a)(d)	1,200,000	1,249,272
Total Residential Mortgage-Backed Securities		242,344,919
TOTAL SECURITIZED CREDIT (Cost $394,329,943)		346,585,235
CORPORATE CREDIT – 69.3%
Basic Industrial – 2.1%
Cascades, Inc.
5.38%, 01/15/2028(a)(b)(j)	5,915,000	5,782,299
Clearwater Paper Corp.
4.75%, 08/15/2028(a)(j)	3,000,000	2,824,176
Methanex Corp.
5.25%, 12/15/2029(b)(j)	1,490,000	1,471,951
NOVA Chemicals Corp.
4.25%, 05/15/2029(a)(b)	1,681,000	1,560,279
8.50%, 11/15/2028(a)(b)	1,405,000	1,500,726
Tronox, Inc.
4.63%, 03/15/2029(a)(k)	4,245,000	3,965,069
Total Basic Industrial		17,104,500
Construction & Building Materials – 1.1%
Beazer Homes USA, Inc.
7.25%, 10/15/2029	1,067,000	1,095,168
M/I Homes, Inc.
4.95%, 02/01/2028(j)	2,747,000	2,700,146
STL Holding Co. LLC
8.75%, 02/15/2029(a)	2,320,000	2,465,906
Summit Materials LLC / Summit Materials Finance Corp.
7.25%, 01/15/2031(a)(j)	2,575,000	2,724,852
Total Construction & Building Materials		8,986,072
Diversified – 0.6%
Five Point Operating Co. LP / Five Point Capital Corp.
10.50%, 01/15/2028(a)(i)(j)	2,098,966	2,147,545
Kennedy Wilson Europe Real Estate Ltd.
3.25%, 11/12/2025(b)	EUR 1,000,000	1,074,953
Kennedy-Wilson, Inc.
4.75%, 02/01/2030	USD 1,700,000	1,541,789
Total Diversified		4,764,287
Diversified Real Estate – 0.8%
Forestar Group, Inc.
5.00%, 03/01/2028(a)(j)	2,795,000	2,722,138
Howard Hughes Corp.
5.38%, 08/01/2028(a)(j)(k)	4,275,000	4,212,262
Total Diversified Real Estate		6,934,400
Diversified Telecommunication Services – 0.3%
Zayo Group Holdings, Inc., First Lien
9.50% (1 mo. Term SOFR + 4.25%), 03/09/2027(c)	3,000,000	2,759,250
Energy – 5.3%
Antero Resources Corp.
5.38%, 03/01/2030(a)(j)	4,200,000	4,149,946
Baytex Energy Corp.
8.50%, 04/30/2030(a)(b)(j)	2,617,000	2,713,169
California Resources Corp.
7.13%, 02/01/2026(a)(j)	1,330,000	1,329,257
Civitas Resources, Inc.
8.38%, 07/01/2028(a)(j)	5,295,000	5,504,989
CNX Resources Corp.
7.38%, 01/15/2031(a)(j)	2,533,000	2,647,568
Comstock Resources, Inc.
6.75%, 03/01/2029(a)(j)(k)	2,883,000	2,814,481
Crescent Energy Finance LLC
7.63%, 04/01/2032(a)	2,700,000	2,700,769
9.25%, 02/15/2028(a)(j)	2,130,000	2,221,690
EQT Corp.
7.00%, 02/01/2030(j)	2,331,000	2,546,256
MEG Energy Corp.
5.88%, 02/01/2029(a)(j)	4,650,000	4,548,856
Moss Creek Resources Holdings, Inc.
8.25%, 09/01/2031(a)	1,865,000	1,839,348
Permian Resources Operating LLC
6.25%, 02/01/2033(a)	2,830,000	2,870,953
Southwestern Energy Co.
5.38%, 02/01/2029(j)	5,565,000	5,547,235
Transocean Titan Financing Ltd.
8.38%, 02/01/2028, (Acquired 02/22/2023 - 03/01/2023, cost $2,604,982)(a)(f)(j)	2,580,000	2,657,591
Total Energy		44,092,108
Health Care Providers & Services – 1.0%
Community Health Systems, Inc.
10.88%, 01/15/2032(a)	7,213,000	7,950,565
Health Facilities – 1.6%
Prime Healthcare Services, Inc.
9.38%, 09/01/2029(a)	1,763,000	1,821,359
Tenet Healthcare Corp.
6.13%, 10/01/2028(j)(k)	11,800,000	11,880,240
Total Health Facilities		13,701,599
Infrastructure Services – 0.7%
GFL Environmental, Inc.
3.50%, 09/01/2028(a)(b)(k)	2,910,000	2,772,351
6.75%, 01/15/2031(a)(b)	273,000	286,489
Wrangler Holdco Corp.
6.63%, 04/01/2032(a)(j)	3,000,000	3,118,623
Total Infrastructure Services		6,177,463
Leisure – 4.1%
Caesars Entertainment, Inc.
6.50%, 02/15/2032(a)(j)	2,850,000	2,948,091
7.00%, 02/15/2030(a)(j)(k)	5,250,000	5,483,320
Cedar Fair LP
6.50%, 10/01/2028(j)	2,660,000	2,696,671
RHP Hotel Properties LP
4.50%, 02/15/2029(a)(j)(k)	5,610,000	5,427,980
Six Flags Entertainment Corp.
7.25%, 05/15/2031(a)(k)	2,695,000	2,791,395
Station Casinos LLC
4.50%, 02/15/2028(a)(j)(k)	6,190,000	5,977,187
4.63%, 12/01/2031(a)	654,000	606,611
Vail Resorts, Inc.
6.50%, 05/15/2032(a)	2,758,000	2,881,615
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.13%, 02/15/2031(a)(j)	5,200,000	5,606,229
Total Leisure		34,419,099
Media – 10.8%
Cable One, Inc.
4.00%, 11/15/2030, (Acquired 12/04/2020 - 09/19/2024, cost $3,225,421)(a)(f)(j)	3,530,000	2,813,808
CCO Holdings LLC
4.75%, 03/01/2030(a)(j)	19,655,000	18,073,127
6.38%, 09/01/2029(a)(j)	5,170,000	5,169,582
CSC Holdings LLC
3.38%, 02/15/2031(a)	4,480,000	3,180,579
4.50%, 11/15/2031(a)(j)	18,284,000	13,310,593
Directv Financing LLC
8.88%, 02/01/2030(a)(j)(k)	12,410,000	12,482,002
DISH Network Corp.
11.75%, 11/15/2027(a)(j)	16,735,000	17,521,199
GCI LLC
4.75%, 10/15/2028(a)	2,000,000	1,919,854
Sunrise FinCo I BV
4.88%, 07/15/2031(a)(b)(j)	1,698,000	1,601,214
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028(a)(b)	3,000,000	2,932,500
Virgin Media Secured Finance PLC
4.50%, 08/15/2030(a)(b)(j)	4,675,000	4,158,800
VZ Secured Financing BV
5.00%, 01/15/2032(a)(j)(k)	5,775,000	5,316,103
Ziggo Bond Co. BV
5.13%, 02/28/2030(a)(b)(k)	1,790,000	1,650,393
Total Media		90,129,754
Media Content – 0.4%
Paramount Global
4.20%, 05/19/2032(k)	3,440,000	3,047,909
4.38%, 03/15/2043	715,000	528,461
Total Media Content		3,576,370
Oil Gas T&D – 1.7%
AltaGas Ltd.
7.20% (5 yr. CMT Rate + 3.57%), 10/15/2054(a)(b)(c)	1,139,000	1,162,625
South Bow Canadian Infrastructure Holdings Ltd.
7.50% (5 yr. CMT Rate + 3.67%), 03/01/2055(a)(b)(c)(j)	6,750,000	7,092,388
Summit Midstream Holdings LLC
8.63%, 10/31/2029(a)	2,688,000	2,810,944
Whistler Pipeline LLC
5.95%, 09/30/2034(a)	2,950,000	3,051,817
Total Oil Gas T&D		14,117,774
Oil Gas Transportation & Distribution – 14.1%
Antero Midstream Partners LP
5.38%, 06/15/2029(a)(j)	5,400,000	5,343,827
Beazer Homes USA, Inc.
7.50%, 03/15/2031(a)(j)	3,125,000	3,242,591
Buckeye Partners LP
4.13%, 12/01/2027(j)	3,655,000	3,517,792
DT Midstream, Inc.
4.13%, 06/15/2029(a)(j)	4,420,000	4,227,908
Enbridge, Inc.
5.50% (3 mo. Term SOFR + 3.68%), 07/15/2077(b)(c)(j)(k)	8,485,000	8,250,227
7.38% (5 yr. CMT Rate + 3.71%), 01/15/2083(c)	825,000	849,691
Energy Transfer LP
6.75% (5 yr. CMT Rate + 5.13%), Perpetual(c)(j)	5,869,000	5,838,217
7.13% (5 yr. CMT Rate + 5.31%), Perpetual(c)(j)	4,597,000	4,693,092
8.53% (3 mo. Term SOFR + 3.28%), 11/01/2066(c)(j)	4,770,000	4,524,724
EnLink Midstream LLC
5.38%, 06/01/2029(j)	4,175,000	4,280,582
EnLink Midstream Partners LP
9.31% (3 mo. Term SOFR + 4.37%), Perpetual(c)(j)	4,755,000	4,761,852
Enterprise Products Operating LLC
5.25% (3 mo. Term SOFR + 3.29%), 08/16/2077(c)	1,460,000	1,440,374
5.38% (3 mo. Term SOFR + 2.83%), 02/15/2078(c)(j)	8,516,000	8,134,832
EQM Midstream Partners LP
4.50%, 01/15/2029(a)(j)(k)	8,660,000	8,471,766
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 02/01/2028	1,215,000	1,230,145
8.25%, 01/15/2029	100,000	103,560
Global Partners LP
7.00%, 08/01/2027	2,750,000	2,770,526
8.25%, 01/15/2032(a)	532,000	551,647
Hess Midstream Operations LP
6.50%, 06/01/2029(a)	2,750,000	2,846,206
Kinetik Holdings LP
5.88%, 06/15/2030(a)(k)	4,440,000	4,470,054
NuStar Logistics LP
5.63%, 04/28/2027(j)	3,255,000	3,269,582
Parkland Corp.
4.50%, 10/01/2029(a)(b)(j)	3,247,000	3,074,182
Plains All American Pipeline LP
9.49% (3 mo. Term SOFR + 4.37%), Perpetual(c)(j)	7,920,000	7,885,879
Suburban Propane Partners LP
5.00%, 06/01/2031(a)(j)(k)	4,389,000	4,090,028
Sunoco LP
4.50%, 05/15/2029	1,981,000	1,904,237
Tallgrass Energy Partners LP
6.00%, 12/31/2030(a)(j)	6,169,000	5,860,534
Transcanada Trust
5.60% (5 yr. CMT Rate + 3.99%), 03/07/2082(b)(c)(j)	4,005,000	3,894,578
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030(a)(j)	4,005,000	4,198,814
Venture Global LNG, Inc.
8.38%, 06/01/2031(a)(k)	4,035,000	4,261,339
Total Oil Gas Transportation & Distribution		117,988,786
Real Estate – 6.9%
American Assets Trust LP
6.15%, 10/01/2034	6,237,000	6,302,522
Brandywine Operating Partnership LP
8.88%, 04/12/2029	2,335,000	2,580,418
Cousins Properties LP
5.88%, 10/01/2034(j)	3,005,000	3,082,090
EPR Properties
3.75%, 08/15/2029(j)	3,164,000	2,956,941
Essential Properties LP
2.95%, 07/15/2031(j)	6,989,000	6,078,597
Global Net Lease, Inc.
3.75%, 12/15/2027(a)(j)	3,705,000	3,454,004
Iron Mountain, Inc.
4.88%, 09/15/2029, (Acquired 02/10/2021 - 02/11/2021, cost $4,859,729)(a)(f)(j)	4,750,000	4,651,551
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
7.00%, 02/01/2030(a)	2,761,000	2,869,980
Piedmont Operating Partnership LP
2.75%, 04/01/2032(j)	3,280,000	2,655,666
6.88%, 07/15/2029(j)	3,456,000	3,630,799
9.25%, 07/20/2028(j)(k)	2,748,000	3,074,315
RLJ Lodging Trust LP
3.75%, 07/01/2026(a)(j)	4,180,000	4,084,694
Safehold GL Holdings LLC
6.10%, 04/01/2034(j)	4,020,000	4,243,133
Starwood Property Trust, Inc.
7.25%, 04/01/2029(a)	2,735,000	2,867,984
Store Capital LLC
2.70%, 12/01/2031(j)	2,213,000	1,878,578
XHR LP
4.88%, 06/01/2029(a)	2,935,000	2,813,285
Total Real Estate		57,224,557
Telecommunication Services – 9.3%
Altice France SA
5.50%, 01/15/2028(a)(b)(j)	13,165,000	9,580,910
Cable One, Inc.
4.00%, 03/15/2026	2,000,000	1,830,000
Cablevision Lightpath LLC
5.63%, 09/15/2028(a)	4,500,000	4,222,779
Frontier Communications Holdings LLC
8.63%, 03/15/2031(a)	4,235,000	4,565,711
Iliad Holding SASU
8.50%, 04/15/2031(a)(b)	1,500,000	1,613,280
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029(a)(b)	1,000,000	817,744
6.75%, 10/15/2027(a)(b)	1,531,000	1,400,555
Level 3 Financing, Inc.
4.50%, 04/01/2030(a)	4,400,000	3,406,635
10.50%, 05/15/2030(a)(k)	9,246,000	9,951,008
10.75%, 12/15/2030(a)	1,000,000	1,097,457
Optics Bidco SpA
6.38%, 11/15/2033(a)(b)	2,890,000	3,011,640
Rogers Communications, Inc.
5.25% (5 yr. CMT Rate + 3.59%), 03/15/2082(a)(b)(c)(j)(k)	4,335,000	4,256,382
Telecom Italia Capital SA
6.38%, 11/15/2033(b)(j)(k)	7,540,000	7,764,059
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.50%, 02/15/2029(a)(j)	7,500,000	6,507,715
10.50%, 02/15/2028(a)(j)(k)	12,952,000	13,822,710
Windstream Escrow LLC / Windstream Escrow Finance Corp.
8.25%, 10/01/2031(a)	1,008,000	1,024,900
Zegona Finance PLC
8.63%, 07/15/2029(a)(b)	2,680,000	2,860,900
Total Telecommunication Services		77,734,385
Transportation – 0.7%
BNSF Funding Trust I
6.61% (3 mo. LIBOR US + 2.35%), 12/15/2055(c)(j)	675,000	680,352
Brightline East LLC
11.00%, 01/31/2030(a)(k)	5,720,000	4,868,027
Total Transportation		5,548,379
Utility – 7.4%
AES Corp.
7.60% (5 yr. CMT Rate + 3.20%), 01/15/2055(c)	3,700,000	3,889,476
American Electric Power Co., Inc.
7.05% (5 yr. CMT Rate + 2.75%), 12/15/2054(c)(j)	5,305,000	5,577,523
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028(a)(b)(j)	2,596,000	2,571,918
Calpine Corp.
5.13%, 03/15/2028(a)(k)	7,405,000	7,303,585
CenterPoint Energy, Inc.
6.85% (5 yr. CMT Rate + 2.95%), 02/15/2055(c)	7,225,000	7,450,677
Clearway Energy Operating LLC
3.75%, 02/15/2031(a)(j)	5,297,000	4,851,605
CMS Energy Corp.
4.75% (5 yr. CMT Rate + 4.12%), 06/01/2050(c)	1,841,000	1,776,516
Electricite de France SA
9.13% (5 yr. CMT Rate + 5.41%), Perpetual(a)(b)(c)	2,400,000	2,731,882
Emera, Inc.
6.75% (3 mo. LIBOR US + 5.44%), 06/15/2076(b)(c)(j)	7,600,000	7,642,818
Entergy Corp.
7.13% (5 yr. CMT Rate + 2.67%), 12/01/2054(c)	5,000,000	5,182,115
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 04/01/2029(a)(j)	2,815,000	2,634,006
NRG Energy, Inc.
6.63%, 01/15/2027(j)	2,159,000	2,161,871
10.25% (5 yr. CMT Rate + 5.92%), Perpetual(a)(c)	3,750,000	4,223,542
PG&E Corp.
7.38% (5 yr. CMT Rate + 3.88%), 03/15/2055(c)	1,678,000	1,762,420
Sempra
6.88% (5 yr. CMT Rate + 2.79%), 10/01/2054(c)(k)	1,535,000	1,590,705
Total Utility		61,350,659
Wireless Telecommunication Services – 0.4%
Vodafone Group PLC
4.13% (5 yr. CMT Rate + 2.77%), 06/04/2081(b)(c)(j)	3,705,000	3,357,967
TOTAL CORPORATE CREDIT (Cost $562,513,030)		577,917,974
TERM LOANS – 3.8%
Apro LLC, First Lien
8.87% (1 mo. Term SOFR + 3.75%), 07/09/2031(c)	2,000,000	2,005,000
Cablevision Lightpath LLC
8.70% (1 mo. Term SOFR + 3.25%), 12/01/2027(c)	2,493,523	2,488,062
Carnival Corp., First Lien
8.09% (1 mo. Term SOFR + 3.75%), 08/09/2027(b)(c)	1,603,021	1,605,522
Cogeco Communications USA II LP, First Lien
8.59% (1 mo. Term SOFR + 3.25%), 09/30/2030(c)	1,990,000	1,942,738
Cushman & Wakefield
8.11%, 01/31/2030	2,992,500	2,990,016
Fertitta Entertainment LLC/NV, First Lien
9.08% (1 mo. Term SOFR + 3.75%), 01/29/2029(c)	5,458,015	5,440,222
Greystar Real Estate Partners LLC, First Lien
7.67% (1 mo. Term SOFR + 2.75%), 08/21/2030(c)	5,446,412	5,432,796
Lumen Technologies, Inc., First Lien
7.74% (1 mo. Term SOFR + 2.35%), 04/16/2029(c)	1,263,435	1,105,822
7.74% (1 mo. Term SOFR + 2.35%), 04/15/2030(c)	1,263,435	1,092,088
OEG Borrower LLC
8.83% (3 mo. Term SOFR + 3.50%), 06/30/2031(c)	1,500,000	1,496,250
Select Medical Corp., First Lien
8.34% (1 mo. Term SOFR + 3.00%), 03/05/2027(c)	500,175	501,840
Sunrise Financing Partnership
7.70% (1 mo. Term SOFR + 2.25%), 04/30/2028(c)	2,750,000	2,715,130
Third Coast Infrastructure
9.17%, 09/19/2030	3,000,000	2,977,500
Vistra Energy Corp.
0.00%, 10/31/2025(g)	25,848	317
TOTAL TERM LOANS (Cost $31,488,519)		31,793,303
	Shares	Value
PREFERRED STOCKS – 2.3%
Oil Gas Transportation & Distribution – 0.1%
Global Partners LP, Series B, 9.50%	32,100	833,065
Real Estate – 0.5%
EPR Properties, Series E, 9.00%	136,519	4,181,577
Retail – 0.3%
Kimco Realty Corp., Series N, 7.25%	46,600	2,861,240
Telecommunication Services – 0.3%
DigitalBridge Group, Inc., Series H, 7.13%	779	19,981
Liberty Broadband Corp., Series A, 7.00%(j)	99,271	2,370,592
Total Telecommunication Services		2,390,573
Utility – 1.1%
SCE Trust IV, Series J, 5.38%	285,089	6,919,110
SCE Trust V, Series K, 5.45%(j)	92,789	2,284,465
Total Utility		9,203,575
TOTAL PREFERRED STOCKS (Cost $18,535,765)		19,470,030
COMMON STOCKS – 4.4%
Airports – 0.2%
Auckland International Airport Ltd.(b)	127,719	606,115
Grupo Aeroportuario del Pacifico SAB de CV(b)	40,380	699,852
Japan Airport Terminal Co. Ltd.(b)(j)	9,274	334,667
Total Airports		1,640,634
Clean Technology – 0.0%
Carrier Global Corp.(j)	997	80,249
Itron, Inc.(j)(l)	399	42,617
Nexans SA(b)(j)	274	40,219
Trane Technologies PLC(b)(j)	130	50,535
Total Clean Technology		213,620
Data Centers – 0.0%
Digital Realty Trust, Inc.(j)	152	24,598
Equinix, Inc.(j)	89	78,999
Keppel DC REIT(b)	11,380	19,176
Total Data Centers		122,773
Diversified – 0.0%
British Land Co. PLC(b)	2,643	15,400
CapitaLand Integrated Commercial Trust(b)	7,677	12,619
CapitaLand Investment Ltd./Singapore(b)	5,318	12,858
CK Asset Holdings Ltd.(b)	1,250	5,442
GPT Group(b)(j)	5,658	19,400
Star Asia Investment Corp.(b)(j)	6	2,226
Stockland(b)(j)	8,515	30,712
Total Diversified		98,657
Electricity Transmission & Distribution – 0.3%
PG&E Corp.(j)	71,620	1,415,927
Sempra(j)	16,287	1,362,082
Total Electricity Transmission & Distribution		2,778,009
Gas Utilities – 0.2%
China Resources Gas Group Ltd.(b)	150,035	600,496
ENN Energy Holdings Ltd.(b)	51,529	387,095
NiSource, Inc.(j)	28,437	985,342
Total Gas Utilities		1,972,933
Gathering & Processing – 0.1%
Hess Midstream LP(j)	3,701	130,534
MPLX LP(j)	3,109	138,226
ONEOK, Inc.	1,449	132,048
Western Midstream Partners LP(j)	1,677	64,162
Total Gathering & Processing		464,970
Health Care – 0.0%
American Healthcare REIT, Inc.(j)	539	14,068
CareTrust REIT, Inc.(j)	603	18,608
Healthpeak Properties, Inc.(j)	1,632	37,324
Ventas, Inc.(j)	383	24,562
Welltower, Inc.(j)	204	26,118
Total Health Care		120,680
Industrial – 0.0%
CTP NV(a)(b)(j)	1,263	23,053
GLP J-Reit(b)	7	6,470
Goodman Group(b)(j)	430	10,969
LaSalle Logiport REIT(b)	5	4,996
Mitsubishi Estate Logistics REIT Investment Corp.(b)(j)	4	10,290
Prologis, Inc.(j)	624	78,799
Rexford Industrial Realty, Inc.(j)	300	15,093
Total Industrial		149,670
Integrated Utilities/Renewables – 0.5%
CLP Holdings Ltd.(b)	61,428	537,029
Duke Energy Corp.(j)	15,702	1,810,440
Entergy Corp.(j)	9,099	1,197,519
RWE AG(b)(j)	19,016	692,808
Total Integrated Utilities/Renewables		4,237,796
Midstream – 0.6%
Cheniere Energy, Inc.(j)	5,903	1,061,595
Koninklijke Vopak NV(b)(j)	13,737	637,532
Targa Resources Corp.(j)	6,010	889,540
TC Energy Corp.(b)(j)	21,737	1,033,289
Williams Cos., Inc.(j)	22,295	1,017,767
Total Midstream		4,639,723
Net Lease – 0.0%
Agree Realty Corp.(j)	419	31,563
Broadstone Net Lease, Inc.(j)	1,164	22,058
Essential Properties Realty Trust, Inc.(j)	902	30,803
Realty Income Corp.(j)	201	12,748
Total Net Lease		97,172
Office – 0.0%
Brandywine Realty Trust(j)	514	2,796
BXP, Inc.(j)	156	12,552
Cousins Properties, Inc.(j)	273	8,048
Hongkong Land Holdings Ltd.(b)	2,200	8,083
KDX Realty Investment Corp.(b)(j)	10	10,537
Mitsui Fudosan Company Ltd.(b)(j)	2,907	27,392
Paramount Group, Inc.(j)	1,078	5,304
Piedmont Office Realty Trust, Inc.(j)	827	8,353
Total Office		83,065
Oil & Gas Storage & Transportation – 0.0%
Thunderbird Resources Equity, Inc.(Acquired 4/1/2015, cost $1,114,211)(e)(f)(l)	11	11
Other Sustainable Infrastructure – 0.2%
Crown Castle, Inc.(j)	10,166	1,205,993
Pipeline (MLP) – 0.0%
TC Energy Corp.(b)(j)	2,885	137,182
Pipeline Transportation / Natural Gas – 0.1%
DT Midstream, Inc.(j)	1,739	136,790
Energy Transfer LP(j)	8,337	133,809
Enterprise Products Partners LP(j)	4,601	133,935
Kinder Morgan, Inc.	223	4,926
Total Pipeline Transportation / Natural Gas		409,460
Pipeline Transportation / Petroleum – 0.0%
Plains All American Pipeline LP(j)	7,162	124,404
Rail – 0.4%
Canadian Pacific Kansas City Ltd.(b)(j)	13,316	1,138,868
CSX Corp.(j)	33,257	1,148,364
East Japan Railway Co.(b)(j)	37,560	745,415
Total Rail		3,032,647
Real Estate – 0.1%
Equity Commonwealth	37,953	958,317
Renewable Power & Infrastructure – 1.1%
Boralex, Inc.(b)(j)	3,096	82,365
Clearway Energy, Inc.(j)	1,413	43,351
CMS Energy Corp.(j)	13,249	935,777
E.ON SE(b)(j)	6,803	101,310
EDP Renovaveis SA(b)(j)	3,559	62,100
Enel SpA(b)(j)	15,453	123,436
Equatorial Energia SA(b)	128,982	769,927
First Solar, Inc.(j)(l)	240	59,865
Fortis, Inc.(b)(j)	930	42,255
Iberdrola SA(b)(j)	7,528	116,377
Mercury NZ Ltd.(b)	13,816	56,751
National Grid PLC(b)(j)	91,446	1,264,061
NextEra Energy, Inc.(j)	24,588	2,078,423
NEXTracker, Inc.(j)(l)	856	32,083
Orsted A/S(a)(b)(l)	524	34,706
Public Service Enterprise Group, Inc.(j)	10,014	893,349
Redeia Corp. SA(b)(j)	35,067	681,742
SSE PLC(b)(j)	2,252	56,760
Vestas Wind Systems A/S(b)(l)	1,330	29,265
Xcel Energy, Inc.(j)	21,196	1,384,099
Total Renewable Power & Infrastructure		8,848,002
Renewables/Electric Generation – 0.0%
Serena Energia SA(b)(l)	29,329	44,147
Residential – 0.0%
American Homes 4 Rent(j)	510	19,579
Boardwalk Real Estate Investment Trust(b)(j)	84	5,320
Comforia Residential REIT, Inc.(b)(j)	8	18,076
Equity LifeStyle Properties, Inc.(j)	196	13,983
Fastighets AB Balder(b)(j)(l)	1,310	11,520
Mid-America Apartment Communities, Inc.(j)	49	7,786
UDR, Inc.(j)	715	32,418
UMH Properties, Inc.(j)	264	5,193
Veris Residential, Inc.(j)	300	5,358
Vonovia SE(b)(j)	1,286	46,948
Total Residential		166,181
Retail – 0.0%
Brixmor Property Group, Inc.(j)	1,575	43,879
Capital & Counties Properties PLC(b)(j)	7,135	14,075
Eurocommercial Properties NV(b)(j)	485	13,435
Link REIT(b)	5,885	29,338
Macerich Co.	607	11,072
Regency Centers Corp.(j)	395	28,531
Simon Property Group, Inc.(j)	111	18,761
Total Retail		159,091
Self Storage – 0.0%
Big Yellow Group PLC(b)(j)	1,214	20,617
Extra Space Storage, Inc.(j)	205	36,939
Safestore Holdings PLC(b)(j)	1,126	13,563
Total Self Storage		71,119
Toll Roads – 0.3%
Ferrovial SE(b)(j)	7,609	327,013
Transurban Group(b)(j)	141,624	1,279,581
Vinci SA(b)(j)	5,182	605,759
Total Toll Roads		2,212,353
Towers – 0.2%
American Tower Corp.(j)	2,960	688,377
Cellnex Telecom SA(a)(b)(j)	17,818	722,393
Total Towers		1,410,770
Water – 0.0%
Pennon Group PLC(b)(j)	40,313	318,499
Water & Waste Infrastructure – 0.1%
American Water Works Company, Inc.(b)(j)	580	84,819
Republic Services, Inc.(j)	295	59,248
Severn Trent PLC(b)(j)	14,380	509,103
Veolia Environment SA(b)(j)	1,085	35,722
Waste Connections, Inc.(b)(j)	436	77,935
Xylem, Inc.(j)	300	40,509
Total Water & Waste Infrastructure		807,336
TOTAL COMMON STOCKS (Cost $32,546,109)		36,525,214
EXCHANGE TRADED FUNDS — 1.2%
iShares 0-3 Month Treasury Bond ETF	49,700	5,005,784
Janus Henderson AAA CLO ETF	98,400	5,006,592
		10,012,376
Total		10,012,376
TOTAL EXCHANGE TRADED FUNDS (Cost $10,009,045)		10,012,376
MONEY MARKET FUND – 2.6%
First American Treasury Obligations Fund - Class X, 4.79%(m)	21,468,031	21,468,031
TOTAL MONEY MARKET FUND (Cost $21,468,031)		21,468,031
Total Investments – 125.3% (Cost $1,071,950,978)		1,044,887,993
Liabilities in Excess of Other Assets – (25.3)%		(210,896,260)
TOTAL NET ASSETS – 100.0%		$833,991,733

The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)	—
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of September 30, 2024, the total value of all such securities was $625,608,939 or 75.0% of net assets.

(b)	—	Foreign security or a U.S. security of a foreign company.
(c)	—
Variable rate security - Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor. Securities that reference SOFR may be subject to a credit spread adjustment, particularly to legacy holdings that reference LIBOR that have transitioned to SOFR as the base lending rate.

(d)	—
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(e)	—
These securities are characterized as Level 3 securities within the disclosure hierarchy.  Level 3 security values are determined using significant unobservable inputs. As of September 30, 2024, the total value of all such securities was $19,197,786 or 2.3% of net assets.

(f)	—
Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  As of September 30, 2024, the total value of all such securities was $27,116,189 or 3.3% of net assets.

(g)	—
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2024.

(h)	—
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates.  Reference interest rates are typically based on a negative multiplier or slope.  Interest rate may also be subject to a cap or floor.

(i)	—	Security is a "step up" bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of September 30, 2024.
(j)	—	All or a portion of security has been pledged as collateral for credit facility. As of September 30, 2024, the total value of the collateral was $265,482,199.
(k)	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements. As of September 30, 2024, the total value of the collateral was $76,169,376.
(l)	—	Non-income producing security.
(m)	—	The rate shown represents the seven-day yield as of September 30, 2024.

Abbreviations:
CMT	Constant Maturity Treasury Rate
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rates
LLC	Limited Liability Corporation
LP	Limited Partnership
MLP	Master Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financial Rate
SONIA	Sterling Overnight Index Average

Currencies:
GBP	British Pound
EUR	Euro
USD	US Dollar

Forward Currency Contracts:
As of September 30, 2024, the following forward currency contracts were outstanding:
Settlement Date	Currency Purchased	Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

10/31/2024	1,009,109 USD	925,000 EUR	J.P. Morgan Securities, Inc.	$(22,005)
11/07/2024	92,103 EUR	103,157 USD	State Street Bank & Trust Co.	(462)
11/07/2024	2,202,610 USD	2,002,024 EUR	State Street Bank & Trust Co.	(29,639)
11/07/2024	121,067 GBP	158,759 USD	State Street Bank & Trust Co.	3,096
11/07/2024	4,905,435 USD	3,840,052 GBP	State Street Bank & Trust Co.	(228,352)
				$(277,362)

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

Brookfield Real Assets Income Fund Inc.
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$–	$1,115,830	$–	$1,115,830
Securitized Credit	–	327,387,460	19,197,775	346,585,235
Corporate Credit	–	577,917,974	–	577,917,974
Term Loans	–	31,793,303	–	31,793,303
Preferred Stocks	19,470,030	–	–	19,470,030
Common Stocks	25,838,169	10,687,034	11	36,525,214
Money Market Fund	21,468,031	–	–	21,468,031
Exchange Traded Funds	10,012,376	–	–	10,012,376
Total Investments	$76,788,606	$948,901,601	$19,197,786	$1,044,887,993

Other Financial Instruments:(1)	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$–	$(277,362)	$–	$(277,362)
Total	$–	$(277,362)	$–	$(277,362)

For further information regarding security characteristics, see the Schedule of Investments.

(1)	Forward currency contracts are reflected at the net unrealized appreciation (depreciation) on the instruments.

The fair value of the Fund’s credit facility and reverse repurchase agreements, which qualify as financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 825 Disclosures about Fair Values of Financial Instruments, approximates the carrying amounts of $152,000,000 for the credit facility and $58,837,434 for the reverse repurchase agreements presented herein. As of September 30, 2024 these financial instruments are categorized as a Level 2 within the disclosure hierarchy.
The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value these Level 3 investments as of September 30, 2024.

	Quantitative Information about Level 3 Fair Value Measurements
	Value as of September 30, 2024	Valuation Approach	Valuation Technique	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input (1)

Securitized Credit

Commercial Real Estate	10,943,864	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	10.0%-13.0% (11.8%)	Decrease
	6,771,874	Market Approach	Expected Recovery Value	Multiple of Underlying Assets	1x	Increase

Commercial Mortgage-Backed Securities	1,482,037	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	17.0%-20.0% (18.5%)	Decrease

Common Stocks

Thunderbird Resources Equity, Inc.	11	Asset-Based Approach	Analysis of Enterprise Value	Enterprise Value	$1	Increase

Total	$19,197,786

(1)
The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.  A decrease to the unobservable input would have the opposite effect.  Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securitized Credit	Common Stocks	Total

Balance as of December 31, 2023	$9,117,510	$11	$19,117,521
Accrued discounts (premiums)	12,468	-	12,468
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	(1,913,509)	-	(1,913,509)
Purchases at cost	1,981,306	-	1,981,306
Sales proceeds	-	-	-
Transfers into Level 3	-		-
Balance as of September 30, 2024	$19,197,775	11	$19,197,786
Change in unrealized appreciation (depreciation) for Level 3 assets still held at reporting date	$(1,913,509)	$-	$(1,913,509)

For further information regarding the security characteristics of the Fund, see the Schedule of Investments.

Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.90% plus the Overnight Bank Funding Rate (“OBFR”) on the amount of eligible equity securities outstanding and 1.00% plus the OBFR on the amount of other eligible securities outstanding. As of September 30, 2024, the Fund had outstanding borrowings of $152,000,000. For the nine months ended September 30, 2024, the Fund borrowed an average daily balance of $152,000,000 at a weighted average borrowing cost of 6.41%, and the interest expense amounted to $7,295,477. As of September 30, 2024, the total value of the collateral was $265,482,199.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At September 30, 2024, the Fund had the following reverse repurchase agreements outstanding:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)		Payable For Reverse Repurchase Agreements
				$		$
JPMorgan Chase	0.00%	09/20/24	11/12/24		7,863,434		7,863,434
JPMorgan Chase	4.70%	09/20/24	11/12/24		949,000		950,363
JPMorgan Chase	4.75%	09/20/24	11/12/24		2,140,000		2,143,106
JPMorgan Chase JPMorgan Chase	4.95% 5.00%	09/20/24 09/20/24	11/12/24 11/12/24		6,717,000 20,463,000		6,727,159 20,494,262
JPMorgan Chase	5.05%	09/20/24	11/12/24		4,129,000		4,135,371
JPMorgan Chase JPMorgan Chase	5.10% 5.25%	09/20/24 09/20/24	11/12/24 11/12/24		8,106,000 2,665,000		8,116,482 2,669,275
JPMorgan Chase	5.30%	09/20/24	11/12/24		5,805,000		5,814,401
					$58,837,434		$58,913,853
(1)
The average daily balance of reverse repurchase agreements outstanding for the Fund during the nine months ended September 30, 2024 was $14,571,607 at a weighted average daily interest rate of 8.16% and the interest expense amounted to $1,587,607.  As of September 30, 2024, the total value of the collateral was $76,169,376.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
Corporate Credit	$-	$-	$58,837,434	$-	$58,837,434
Total	$-	$-	$58,837,434	$-	$58,837,434